Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Schedule of revenues

	Three months ended March 31
US$ thousand	2023	2022
Sale of commodities – Copper	$62,657	$73,780
Sale of by product – Silver	2,570	2,736
Total	$65,227	$76,516

US$ thousand	2022	2021
Sale of commodities – Copper	211,152	260,673
Sale of by product – Silver	8,553	12,707
Total	219,705	273,380

US$thousand	2021	2020
Sale of commodities – Copper	260,673	192,008
Sale of by product – Silver	12,707	10,175
Total	273,380	202,183